Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net finance costs
Notional interest			R 29
Interest received	R 3,226	R 2,253	991
Interest received on other long-term investments	63	58	49
Interest received on loans and receivables	143	89	141
Interest income on cash and cash equivalents	3,020	2,106	801
Finance income per income statement	3,226	2,253	1,020
Less: notional interest			(29)
Less: interest received on tax	(15)	(11)	(5)
Finance income per the statement of cash flows	R 3,211	R 2,242	R 986